UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Churchill Management Corp.

Address:   5900 Wilshire Blvd., Suite 400
           Los Angeles, CA  90036


Form 13F File Number: 28-05029


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Eileen Holmes
Title:  Senior Vice President
Phone:  323-937-5110

Signature,  Place,  and  Date  of  Signing:

/s/ Eileen Holmes                  Los Angeles, CA                    10/15/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              82

Form 13F Information Table Value Total:  $    2,119,935
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
------------------------------ -------------- --------- -------- ----------- --- ---- ---------- -------- ----------- ------ ----
ADELPHIA COMMUNICATIONS ESCROW COM            006ESC917        0       30000 SH       SOLE                      30000      0    0
ADELPHIA RECOVERY TR CVV ACC-7 COM            00685R870        0       30000 SH       SOLE                      30000      0    0
ALEXION PHARMACEUTICAL COM     COM            015351109     3498       30580 SH       SOLE                      30580      0    0
AMERICAN CAP LTD COM           COM            02503Y103      866       76278 SH       SOLE                      76278      0    0
AMERICAN TOWER REIT COM        COM            03027X100      277        3885 SH       SOLE                       3885      0    0
AMEX TECHNLGY SELCT SPDR       COM            81369y803   185719 6024932.569 SH       SOLE                6024932.569      0    0
APPLE INC                      COM            037833100     8164       12238 SH       SOLE                      12238      0    0
AUTOZONE INC COM               COM            053332102      339         918 SH       SOLE                        918      0    0
BERKSHIRE HATHAWAY INC CL B    COM            084670702      283        3210 SH       SOLE                       3210      0    0
BIOGEN IDEC INC                COM            09062X103      650        4357 SH       SOLE                       4357      0    0
CENTURYLINK INC COM            COM            156700106      371        9181 SH       SOLE                       9181      0    0
CINCINNATI BELL INC COM        COM            171871106       78       13600 SH       SOLE                      13600      0    0
COMMVAULT SYSTEMS INC COM      COM            204166102     1073       18294 SH       SOLE                      18294      0    0
CORRECTIONS CP AM NEW COM NEW  COM            22025Y407      905       27048 SH       SOLE                      27048      0    0
COSAN LTD SHS A                COM            G25343107      809       50982 SH       SOLE                      50982      0    0
CYBERONICS INC COM             COM            23251P102     2632       50211 SH       SOLE                      50211      0    0
D R HORTON INC                 COM            23331A109      601       29148 SH       SOLE                      29148      0    0
DAVITA INC COM                 COM            23918K108      404        3898 SH       SOLE                       3898      0    0
DENNYS CORP COM                COM            24869P104      100       20700 SH       SOLE                      20700      0    0
DEUTSCHE BK AG LDN BRH PS GOLD COM            25154H749     2713       46080 SH       SOLE                      46080      0    0
DIREXION SHS ETF TR DLY SMCAP  COM            25459W847     1251       20335 SH       SOLE                      20335      0    0
DUALSTAR TECHNOLOGIES COM      COM            263572109        0       10000 SH       SOLE                      10000      0    0
EDWARDS LIFESCIENCES CP        COM            28176e108    69285      645289 SH       SOLE                     645289      0    0
ENZYME ENVTL SOLS INC COM      COM            294113105        0       50000 SH       SOLE                      50000      0    0
EXXON MOBIL CORP               COM            30231G102      322        3521 SH       SOLE                       3521      0    0
FIRST HORIZN NATIONAL          COM            DCA517101        0       68793 SH       SOLE                      68793      0    0
FIRST TR MORNINGST DIV SHS     COM            336917109    18525  964334.001 SH       SOLE                 964334.001      0    0
FIRST TR SML CP CORE COM SHS   COM            33734Y109     6341      188890 SH       SOLE                     188890      0    0
GENERAL ELECTRIC CO            COM            369604103      235   10358.442 SH       SOLE                  10358.442      0    0
GOOGLE INC CL A                COM            38259p508    98758      130892 SH       SOLE                     130892      0    0
HOME DEPOT INC                 COM            437076102      313    5191.804 SH       SOLE                   5191.804      0    0
INTL BUSINESS MACHINES         COM            459200101      272    1313.467 SH       SOLE                   1313.467      0    0
INTUITIVE SURGICAL INC COM NEW COM            46120E602     5065       10220 SH       SOLE                      10220      0    0
INVESTORS REAL ESTATE TR       COM            EGB730109        0       25700 SH       SOLE                      25700      0    0
ISHARES RUSSELL MIDCAP GROWTH  COM            464287481      948       15252 SH       SOLE                      15252      0    0
ISHARES RUSSELL MIDCAP INDEX F COM            464287499      958        8650 SH       SOLE                       8650      0    0
ISHARES RUSSELL MIDCAP VALUE I COM            464287473      951       19515 SH       SOLE                      19515      0    0
ISHARES TR NASDQ BIO INDX      COM            464287556   117725   825621.35 SH       SOLE                  825621.35      0    0
ISHARES TR RUSSELL 1000 GROWTH COM            464287614      973       14583 SH       SOLE                      14583      0    0
ISHARES TR RUSSELL 2000 GROWTH COM            464287648      958       10023 SH       SOLE                      10023      0    0
ISHARES TRUST RUSSELL 2000 IND COM            464287655   281908     3378567 SH       SOLE                    3378567      0    0
JARDEN CORP COM                COM            471109108     1024       19378 SH       SOLE                      19378      0    0
JOHNSON & JOHNSON              COM            478160104      212        3074 SH       SOLE                       3074      0    0
LINKEDIN CORP COM CL A         COM            53578A108    96931      805077 SH       SOLE                     805077      0    0
MCKESSON CORPORATION (2001)    COM            58155Q103      428        4970 SH       SOLE                       4970      0    0
MICROSOFT CORP                 COM            594918104      235    7880.021 SH       SOLE                   7880.021      0    0
PANERA BREAD CO CL A           COM            69840W108    47947      280570 SH       SOLE                     280570      0    0
PHILIP MORRIS INTL INC         COM            718172109      560   6222.1404 SH       SOLE                  6222.1404      0    0
PORTFOLIO RECOVERY ASS COM     COM            73640q105     5099       48830 SH       SOLE                      48830      0    0
POWERSHARES ETF TRUST DYN PHRM COM            73935x799     8263      239424 SH       SOLE                     239424      0    0
POWERSHARES QQQ TRUST UNIT SER COM            73935A104   465056 6782201.109 SH       SOLE                6782201.109      0    0
QUANTA SVCS INC COM            COM            74762E102      425       17203 SH       SOLE                      17203      0    0
REGIONS FINL CORP COM          COM            7591ep100      403       55951 SH       SOLE                      55951      0    0
REYNOLDS AMERICAN INC COM      COM            761713106      437       10079 SH       SOLE                      10079      0    0
S P D R S&P 500 ETF TR EXPIRIN COM            78462F103   203744 1415181.054 SH       SOLE                1415181.054      0    0
SAVI MEDIA GROUP INC COM NEW   COM            80517R207        0      120000 SH       SOLE                     120000      0    0
SPDR DOW JONES INDL AVRG ETF U COM            78467X109   315323 2352277.427 SH       SOLE                2352277.427      0    0
SPDR GOLD TRUST SHARES         COM            78463V107     1661        9666 SH       SOLE                       9666      0    0
SPDR S&P MDCAP 400 ETF UTSER1  COM            78467Y107    73227      406995 SH       SOLE                     406995      0    0
SPDR SELECT SECTOR FUND - CONS COM            81369Y407    10389      222027 SH       SOLE                     222027      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
------------------------------ -------------- --------- -------- ----------- --- ---- ---------- -------- ----------- ------ ----
SPDR SELECT SECTOR FUND - HEAL COM            81369y209    17100      426233 SH       SOLE                     426233      0    0
SPDR SERIES TRUST S&P HOMEBUIL COM            78464A888     2767      111456 SH       SOLE                     111456      0    0
TARA GOLD RESOURCES CP COM     COM            87609C105        0       12600 SH       SOLE                      12600      0    0
TENET HEALTHCARE               COM            88033G100      369       58881 SH       SOLE                      58881      0    0
TESORO CORPORATION             COM            881609101      227        5422 SH       SOLE                       5422      0    0
TORO CO COM                    COM            891092108      422       10601 SH       SOLE                      10601      0    0
ULTIMATE SOFTWARE GRP COM      COM            90385D107     3493       34209 SH       SOLE                      34209      0    0
VALSPAR CORP COM               COM            920355104      876       15611 SH       SOLE                      15611      0    0
VANGUARD INDEX FDS S&P 500 ETF COM            922908413      452        6860 SH       SOLE                       6860      0    0
VANGUARD INDEX FDS VALUE VIPER COM            922908744      238        4058 SH       SOLE                       4058      0    0
VANGUARD MSCI EUROPEAN ETF     COM            922042874      609       13466 SH       SOLE                      13466      0    0
VERISIGN INC COM               COM            92343E102      973       19983 SH       SOLE                      19983      0    0
VERIZON COMMUNICATIONS         COM            92343V104      290    6356.259 SH       SOLE                   6356.259      0    0
VICOR TECHNOLOGIES INC COM     COM            92581N103        0       30000 SH       SOLE                      30000      0    0
VISA INC COM CL A              COM            92826C839    44232      329401 SH       SOLE                     329401      0    0
WAL MART STORES INC COM        COM            931142103      240        3253 SH       SOLE                       3253      0    0
WATSON PHARMACEUTICALS INC     COM            942683103      401        4706 SH       SOLE                       4706      0    0
WELLS FARGO & CO               COM            949746101      231        6677 SH       SOLE                       6677      0    0
WHOLE FOODS MKT INC COM        COM            966837106      606        6217 SH       SOLE                       6217      0    0
WILLIAMS COMPANIES             COM            969457100      365   10437.416 SH       SOLE                  10437.416      0    0
WRIGHT EXPRESS CORP COM        COM            98233Q105      397        5689 SH       SOLE                       5689      0    0
YUEXIU REAL ESTATE UNITS       COM            Y2971R104       13       28000 SH       SOLE                      28000      0    0


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